Debt Debt (Scheduled Repayments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in 2012	$ 260
Long-term Debt, Maturities, Repayments of Principal in 2013	330
Long-term Debt, Maturities, Repayments of Principal in 2014	491
Long-term Debt, Maturities, Repayments of Principal in 2015	11
Long-term Debt, Maturities, Repayments of Principal in 2016	$ 262